Pension Plans and Other Postretirement Benefits - Financial Assets Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity securities	$ 771	[1]	$ 25	[1]
Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	616,545	[2]	563,303	[2]	531,105
Total Pension Benefits | Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167,627	[3]	218,145	[4]
Total Pension Benefits | International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70,609	[5]	107,647	[6]
Total Pension Benefits | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	248,095	[7]	142,967	[8]
Total Pension Benefits | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	125,137	[9]	80,714	[9]
Total Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,077		13,830
Total Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,620	[2]	6,611	[2]	7,681
Total Postretirement Benefits | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,620	[7]	6,611	[8]
Quoted Prices in Active Markets for Identical Items (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Equity securities	21	[1]	25	[1]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	482,002	[2]	247,463	[2]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits | Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	167,627	[3]	153,465	[4]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits | International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	70,609	[5]	18,977	[6]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237,151	[7]	51,306	[8]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,538	[9]	9,885	[9]
Quoted Prices in Active Markets for Identical Items (Level 1) | Total Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,077		13,830
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,944	[2]	245,011	[2]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits | Domestic Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[3]	64,680	[4]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits | International Equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	[5]	88,670	[6]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10,944	[7]	91,661	[8]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Pension Benefits | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,620	[2]	6,611	[2]
Quoted Prices in Active Markets for Similar Items (Level 2) | Total Postretirement Benefits | Fixed Income
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,620	[7]	6,611	[8]
Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Equity securities	750	[1]
Unobservable Inputs (Level 3) | Total Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	123,599	[2]	70,829	[2]	73,025
Unobservable Inputs (Level 3) | Total Pension Benefits | Absolute Return
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 123,599	[9]	$ 70,829	[9]

[1]	Primarily consists of private equity securities classified as available-for-sale and are reported in Investments in the consolidated balance sheets. The changes in fair value are reported in Other in our consolidated statements of comprehensive income. Holdings in private equity securities are typically valued using the net asset valuations provided by the underlying private investment companies and as such are classified within Level 3.
[2]	See Note 17 “Pension Plans and Other Postretirement Benefits” for further information about fair value measurements of our pension and postretirement plan assets.
[3]	Consists primarily of U.S. stock funds that track or are actively managed and measured against the S&P 500 index
[4]	Consists primarily of U.S. equity securities covering a diverse group of companies and U.S. stock funds that primarily track or are actively managed and measured against indices including the S&P 500 and the Russell 2000.
[5]	Consists primarily of an international equity fund which invests in common stocks and other securities whose value is based on an international equity index or an underlying equity security or basket of equity securities.
[6]	Consists primarily of international equity funds which include stocks and debt obligations of non-U.S. entities that primarily track or are actively managed and measured against various MSCI indices.
[7]	Consists primarily of mutual funds that hold debt obligations issued by governments, corporations, municipalities and other borrowers. Also includes insurance policies.
[8]	Consists primarily of fixed income mutual funds, corporate bonds, U.S. Treasury notes, other government securities and insurance policies.
[9]	Consists primarily of funds with holdings in private investment companies. See additional information about the Absolute Return investments below.